Redeemable Noncontrolling Interests - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 26, 2021 shares	Dec. 26, 2020 shares
McAfee Corp. | LLC Units
Minority Interest [Line Items]
Ownership percentage by parent		37.20%
McAfee Corp. | Continuing LLC Owners And Management Owners
Minority Interest [Line Items]
Common stock units held		272,500,000
McAfee Corp. | Foundation Technology Worldwide L L C
Minority Interest [Line Items]
Ownership percentage by noncontrolling owners		62.80%
Class B Common Stock
Minority Interest [Line Items]
Common stock units issued	265,376,691	267,065,127
Common stock units, outstanding	265,376,691	267,065,127
Class B Common Stock | McAfee Corp.
Minority Interest [Line Items]
Common stock units issued		267,100,000
Class A Common Stock
Minority Interest [Line Items]
Common stock units issued	166,004,840	161,267,412
Common stock units, outstanding	166,004,840	161,267,412
Class A Common Stock | McAfee Corp.
Minority Interest [Line Items]
Stockholders' equity note, stock split, conversion ratio	1	1
Common stock units, outstanding		161,300,000